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           [Letterhead of Skadden, Arps, Slate, Meagher & Flom LLP ]


                                                              November 22, 2004

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549

         Re: Fiduciary/Claymore MLP Opportunity Fund Pre-Effective Amendment No. 1 to the Registration Statement on Form N-2 (FILE NOS. 333-119674 AND 811-21652)
                  ------------------------------------

Ladies and Gentlemen:

         On behalf of Fiduciary/Claymore MLP Opportunity Fund (the "Fund"), we are enclosing herewith for filing pursuant to the Securities Act of 1933, as amended, and the General Rules and Regulations of the Securities and Exchange Commission ("the Commission") thereunder, and the Investment Company Act of 1940, as amended, and the General Rules of Regulations of the Commissions thereunder, one electronically signed Pre-Effective Amendment No. 1 to the Registration Statement on Form N-2 (the "Registration Statement"). Attached to this transmittal letter is the Fund's response to the staff's comment letter dated November 9, 2004.

         Should you have any questions or require further information with respect to this Registration Statement, please do not hesitate to contact me at
(312) 407-0570.


                                 Very truly yours,

                                 /s/ Thomas A. Hale

                                 Thomas A. Hale

Enclosures
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           [ Letterhead of Skadden, Arps, Slate, Meagher & Flom LLP ]


                                                              November 22, 2004


Mr. Brion R. Thompson
Securities and Exchange Commission
Division of Investment Management
450 Fifth Street, N.W.
Washington, D.C. 20549


         Re:      Fiduciary/Claymore MLP Opportunity Fund
                  FILE NOS. 333-119674 AND 811-21652
                  ----------------------------------

Dear Mr. Thompson:

         We are in receipt of your letter, dated November 9, 2004, which sets forth your comments on the registration statement on Form N-2 filed by Fiduciary/Claymore MLP Opportunity Fund (the "Fund") on October 12, 2004 (the "Registration Statement"). We have considered your comments on the Registration Statement and, on behalf of the Fund, our responses to these comments are set forth below.

         These changes have been reflected in Pre-Effective Amendment No. 1 to the Registration Statement, which was filed today and has been marked to show all changes made since the initial filing of the Registration Statement.

PROSPECTUS

COVER PAGE

1. DISCLOSURE IN THE SECOND PARAGRAPH STATES THE FUND WILL INVEST AT LEAST 80% OF ITS TOTAL MANAGED ASSETS IN SECURITIES OF MLP ENTITIES, CONSISTING OF MASTER LIMITED PARTNERSHIPS ("MLPS") AND ENTITIES RELATED TO MLPS. RULE 35d-1 UNDER THE INVESTMENT COMPANY ACT PROVIDES THAT AT LEAST 80% OF THE FUND'S ASSETS BE INVESTED IN THE PARTICULAR TYPE OF INVESTMENTS SUGGESTED BY THE FUND'S NAME. THE RULE DEFINES THE TERM ASSETS AS NET ASSETS, PLUS THE AMOUNT OF ANY BORROWINGS FOR INVESTMENT PURPOSES. ACCORDINGLY, PLEASE REVISE THE DISCLOSURE HERE AND WHERE APPROPRIATE THROUGHOUT THE REGISTRATION STATEMENT TO CONFORM TO RULE 35d-1.

         The disclosure in the Fund's registration statement has been revised to state that the Fund will invest at least 80% of its Managed Assets in securities of MLP entities. Managed Assets is clearly defined in the registration statement as consisting of "the total assets of the Fund, including any assets attributable to the proceeds from any Financial Leverage, minus liabilities, other than liabilities relating to any financial leverage." The Fund believes that this definition of Managed Assets is consistent with the definition of Assets in Rule 35d-1, has

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         been utilized in many prospectuses of closed-end funds that are authorized to employ borrowings and other forms of financial leverage and is well understood by investors.

2. PLEASE ADD DISCLOSURE CLARIFYING WHAT THE FUND CONSIDERS SECURITIES OF ENTITIES RELATED TO MLPS. ALSO, PROVIDE SUPPLEMENTALLY SPECIFIC ANALYSIS SUPPORTING THAT SECURITIES OF ENTITIES RELATED TO MLPS HAVE ECONOMIC CHARACTERISTICS SIMILAR TO MLP SECURITIES. ALTERNATIVELY, REVISE THE DISCLOSURE TO CLARIFY THAT THE FUND WILL INVEST AT LEAST 80% OF ITS ASSETS IN DIRECT MLP INVESTMENTS. SEE INVESTMENT COMPANY ACT RELEASE NO. 24828 (JAN. 17, 2001) (ADOPTING RELEASE FOR RULE 35d-1).

         The Fund has revised its disclosure to state that it will invest at least 80% of its assets in MLPs and MLP Affiliates. MLP Affiliates is defined in the Prospectus to include "affiliates of MLPs that own general partner interests or, in some cases, subordinated units, registered or unregistered common units, or other limited partner units in an MLP." This is consistent with the investment policy of the only other closed-end investment company currently using MLP in its name, Kayne Anderson MLP Investment Company. As the revised definition of MLP Affiliates includes closely related entities that themselves hold equity interests in MLPs, subordinated debt of MLPs (in which the Fund may invest directly up to 25% of its assets and which may have equity-like characteristics or warrants associated therewith) and interests in the general partner of an MLP (for which the principal source of revenue is typically fees and other payments by the MLP), we believe that the securities of MLP Affiliates have economic characteristics similar to securities issued by MLPs.

3. PLEASE ADD DISCLOSURE TO THE SIXTH PARAGRAPH STATING THERE IS NO ASSURANCE THAT THE FUND'S EXPECTATION REGARDING THE TAX CHARACTER OF MLP DISTRIBUTIONS WILL BE REALIZED. DISCLOSE FURTHER THAT IF THE FUND'S EXPECTATION IS NOT REALIZED, THERE WILL BE GREATER TAX EXPENSES BORNE BY THE FUND AND LESS CASH AVAILABLE TO DISTRIBUTE TO SHAREHOLDERS.

         The Fund has complied with this comment by adding the requested disclosure to this paragraph.

4. DISCLOSURE IN THE PROSPECTUS STATES THAT THE FUND HAS GIVEN UNDERWRITERS AN OVER-ALLOTMENT OPTION TO PURCHASE ADDITIONAL COMMON SHARES. WHERE AN UNDERWRITER HAS RECEIVED AN OVER-ALLOTMENT OPTION, INSTRUCTION 4 TO ITEM 1.g OF FORM N-2 REQUIRES THE PRICE TABLE OR A NOTE THERETO TO INCLUDE MAXIMUM-MINIMUM INFORMATION BASED UPON PURCHASE OF ALL OR NONE OF THE SHARE SUBJECT TO THE OPTION. PLEASE REVISE THE DISCLOSURE TO INCLUDE THIS INFORMATION.

         The Fund has complied with this comment by adding the requested disclosure.

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PROSPECTUS SUMMARY

PORTFOLIO INVESTMENT PARAMETERS, PAGE 2

5. PLEASE REVISE THE FIRST PARAGRAPH TO DISCLOSE THE MARKET CAPITALIZATION OF THE EQUITY SECURITIES OF MLP ENTITIES IN WHICH THE FUND MAY INVEST. ALSO, REVISE THE FOURTH PARAGRAPH TO DISCLOSE THE FUND'S MATURITY POLICY WITH RESPECT TO ITS INVESTMENTS IN THE DEBT SECURITIES OF MLP ENTITIES AND OTHER ISSUERS.

         The Fund has complied with this comment by adding the requested disclosure.

TAX CONSIDERATIONS, PAGE 8

6. DISCLOSURE IN THE SECOND PARAGRAPH DESCRIBES THE CASH CONTRIBUTIONS THAT HISTORICALLY HAVE BEEN MADE BY THE TYPES OF MLPS IN WHICH THE FUND INTENDS TO INVEST. PLEASE PROVIDE US SUPPLEMENTALLY THE SOURCE UPON WHICH THIS DISCLOSURE IS BASED.

         The Sub-Adviser has invested on behalf of its clients, including one other closed-end fund that invests primarily in MLPs, in MLP interests. This disclosure is based on the Sub-Adviser's experience and upon the information contained in Form K-1s of MLPs in which the Sub-Adviser has invested on behalf of such clients as well as those which the Sub-Adviser has reviewed in connection with its management of client assets.

MANAGEMENT OF THE FUND, PAGE 10

7. DISCLOSURE IN THIS SECTION STATES THAT THE INVESTMENT ADVISER AND SUB-ADVISER WILL RECEIVE A FEE BASED ON A PERCENTAGE OF THE FUND'S AVERAGE DAILY "MANAGED ASSETS" CONSISTING OF THE FUND'S TOTAL ASSETS (INCLUDING ANY ASSETS OBTAINED THROUGH LEVERAGE). PLEASE CONFIRM SUPPLEMENTALLY THAT, FOR PURPOSES OF COMPUTING THE INVESTMENT ADVISER'S AND SUB-ADVISER'S FEE, MANAGED ASSETS WILL NOT INCLUDE OPTIONS TRANSACTIONS OR ANY OTHER DERIVATIVES IN WHICH THE FUND MAY INVEST.

         For purposes of computing the Investment Adviser's and Sub-Adviser's fee, Managed Assets, as defined in the Investment Advisory Agreement and Investment Sub-Advisory Agreement and disclosed in the prospectus, will consist of "the total assets of the Fund, including any assets attributable to the proceeds from any Financial Leverage, minus liabilities, other than liabilities relating to any financial leverage," and therefore will include options transactions and other derivatives in which the fund may invest. We note that the computation of this fee is consistent with virtually all other closed-end investment companies that are authorized to utilize derivatives, including recent closed-end funds with investment policies of investing in equity securities and writing covered call options on such securities.

         We note in addition that when such funds, including the Fund, engage in such an option strategy that there is not a significant increase in the Managed Assets of these funds. Only the market or fair value of an option or other derivative contract (rather than the notional amount), including any liabilities associated therewith, is included in the determination of net assets of a fund. For example, if a fund holds shares of common stock with market value of $37.25 and sells (writes) a six-month call option to purchase this stock with a strike price of $40, in consideration for the receipt of a premium of $2.50. The fund would record the $2.50 premium as an asset and equivalent liability, and thereafter would adjust the liability to the market value of the option based upon the market value of the option.

8. IT WOULD BE HELPFUL TO INVESTORS IF ALL OF THE CROSS-REFERENCES (REQUIRED BY INSTRUCTION TO ITEM 3.2 OF FORM N-2) INCLUDED PAGE NUMBERS.

         Item 3.2 of Form N-2 and the instruction thereto do not require cross-references to include page numbers. We believe that cross references to section headings and sub-headings and a table of contents better facilitates investors reading of the Prospectus.

SUMMARY OF FUND EXPENSES, PAGE 24

9. PLEASE REVISE FOOTNOTE (4) INTO FOOTNOTE FORMAT BY BOTH INDENTING THE TABLE AND USING A SMALLER TYPEFACE TO DIFFERENTIATE THE FOOTNOTE FROM THE FUND'S ANNUAL EXPENSE TABLE.

         The Fund has complied with this comment by making the requested modifications to footnote (4).

USE OF PROCEEDS, PAGE 26

10. THE DISCLOSURE STATES THAT THE FUND ANTICIPATES THAT THE INVESTMENT PERIOD WILL EXCEED THREE MONTHS FOR THE INVESTMENT OF SUBSTANTIALLY ALL OF THE PROCEEDS OF THE OFFERING IN ACCORDANCE WITH THE FUND'S INVESTMENT OBJECTIVE. PLEASE DISCLOSE HERE THE REASONS FOR THE EXPECTED DELAY. SEE GUIDE 1 TO FORM N-2.

         The Fund has complied with this comment by adding the requested disclosure.

INVESTMENT PHILOSOPHY, PAGE 29

11. THE FOURTH SENTENCE STATES THAT STOCK SELECTION PROCESS EMPLOYED BY THE SUB-ADVISER INCLUDES CONSIDERATION OF QUANTITATIVE, QUALITATIVE AND RELATIVE VALUE FACTORS. THE FOLLOWING SENTENCE CONTAINS THE TERMS PROPRIETARY ANALYSIS AND VALUATION MODELS. AS THESE TERMS MAY NOT BE FAMILIAR TO AN AVERAGE INVESTOR, PLEASE REVISE THE DISCLOSURE IN THIS SECTION TO DESCRIBE THESE TERMS MORE CLEARLY. SEE RULE 421 UNDER THE SECURITIES ACT OF 1933 (PROHIBITING THE USE OF HIGHLY TECHNICAL BUSINESS TERMINOLOGY.)

         The Fund does not believe that these terms constitute highly technical business terminology and therefore believes that such disclosure is not prohibited by Rule

         421. Instead, such terms are commonly used in both business and non-business settings and will be familiar to the average investor. In the context in which such terms are used in the Prospectus, such terms are not used as technical business jargon but are used to convey their ordinary, everyday meanings. The Fund believes that the current disclosure provides investors with a clear and concise description of the Sub-Adviser's stock selection process.

EFFECTS OF LEVERAGE, PAGE 38

12. DISCLOSURE IN THE PENULTIMATE PARAGRAPH STATES THAT THE FEES PAID TO THE ADVISER AND THE SUB-ADVISER WILL BE CALCULATED ON THE BASIS OF THE FUND'S MANAGED ASSETS, INCLUDING PROCEEDS FROM FINANCIAL LEVERAGE. THEREFORE, THE FEES PAYABLE TO THE ADVISER AND SUB-ADVISER DURING THE TIME IN WHICH THE FUND IS USING FINANCIAL LEVERAGE WILL BE HIGHER THAN IF THE FUND DID NOT USE FINANCIAL LEVERAGE. INCURRING RISKS TO INVESTORS FOR THE PURPOSE OF INCREASING FEES WOULD BE A BREACH OF THE ADVISER'S AND SUB-ADVISER'S FIDUCIARY DUTY. PLEASE CONSIDER DISCLOSING ANY PROCEDURES THAT THE FUND HAS IN PLACE AND ANY STEPS THAT THE BOARD OF TRUSTEES INTENDS TO TAKE TO MONITOR AND MANAGE THE CONFLICTS OF INTEREST THAT THE USE OF LEVERAGE CREATES.

         The Fund generally will not use financial leverage if the Investment Adviser anticipates that such use would result in a lower return to Common Shareholders for any significant amount of time. The Board of Trustees will continuously monitor any use of financial leverage to avoid the aforementioned conflict of interest and may discontinue the Fund's use of financial leverage at any time when the Board believes financial leverage is not in the best interest of Common Shareholders.

VALUATION RISK, PAGE 45

13. THE DISCLOSURE STATES THAT, FOR PURPOSES OF FINANCIAL STATEMENT REPORTING AND CALCULATION OF NET ASSET VALUE, THE FUND WILL RELY ON INFORMATION PROVIDED BY THE MLPS, WHICH MAY NOT BE TIMELY. PLEASE EXPLAIN HOW SUCH RELIANCE IS CONSISTENT WITH THE BOARD OF TRUSTEES' VALUATION OBLIGATIONS UNDER SECTION 2(a)(41) OF THE INVESTMENT COMPANY ACT.

         Interests in publicly traded MLPs will typically be valued based upon the market value of such interests. For securities and other assets held by the Fund (including MLP interests), for which no market value is readily available the Board of Trustees' will determine, in good faith, the fair value of such assets, as required by Section 2(a)(41) of the Investment Company Act on the basis of all information available at the time of such determination.

         In the case of MLP interests, including publicly traded MLP interests, for the purposes of calculating taxable income and deferred tax liabilities, the Fund will rely on information provided by the MLPs and will update such calculations as additional information becomes available. The valuation of securities, including any fair valuation by the Board of Trustees required by Section 2(a)(41), however, is separate from and not dependent upon such tax accounting.

NET ASSET VALUE, PAGE 52

14. FOR PURPOSES OF THIS SECTION, PLEASE DISCLOSE THE METHOD BY WHICH THE FUND WILL CALCULATE AND ACCRUE ITS TAX LIABILITY.

         The Fund has complied with this comment by adding the requested disclosure.

REPURCHASE OF COMMON SHARES; CONVERSION TO OPEN-END FUND, PAGE 60

15. THIS SECTION STATES THAT THE TRUSTEES MAY CONSIDER ON A QUARTERLY BASIS THE COMMENCEMENT OF OPEN MARKET REPURCHASES AND/OR TENDER OFFERS FOR THE COMMON SHARES. PLEASE SUPPLEMENTALLY DESCRIBE TO US THE PROCEDURES THE FUND WOULD USE TO EFFECT COMMON SHARE REPURCHASES AND TENDER OFFERS.

         In the event that the Fund were to commence open market repurchases and/or tender offers, such repurchases would be conducted in accordance with the requirements of Section 13(e) of the Securities Exchange Act of 1934 and the rules and regulations promulgated thereunder or Rule 23c-3(c) under the Investment Company Act of 1940 and such procedures governing open market repurchases and/or tender offers as the Board of Trustees may, at such time, adopt.

STATEMENT OF ADDITIONAL INFORMATION

INVESTMENT RESTRICTION

16. PLEASE ADD A FUNDAMENTAL INVESTMENT RESTRICTION REGARDING THE FUND'S ABILITY TO CONCENTRATE ITS INVESTMENTS IN ANY PARTICULAR INDUSTRY OR GROUP OF RELATED INDUSTRIES. SEE ITEM 17.2.e OF FORM N-2.

         The Fund has complied with this comment by adding a fundamental investment restriction regarding the fund's ability to concentrate its investments in certain specified industries.

MANAGEMENT OF THE FUND

17. PLEASE PROVIDE A CONCISE STATEMENT OF ANTICIPATED FUNCTION OF THE FUND'S EXECUTIVE COMMITTEE. SEE ITEM 18.5(a) OF FORM N-2.

         The Fund has complied with this comment by adding the requested disclosure.

APPROVAL OF THE ADVISORY AGREEMENT; APPROVAL OF SUB-ADVISORY AGREEMENT

18. WE NOTE THAT THE BOARD OF TRUSTEES HAS NOT BEEN CONSTITUTED. ONCE ALL THE TRUSTEES HAVE BEEN SELECTED AND THE ADVISORY AND SUB-ADVISORY AGREEMENTS HAVE BEEN APPROVED, PLEASE PROVIDE SEPARATE DISCUSSIONS OF THE BOARD'S CONSIDERATION OF

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THE AGREEMENTS. BOTH DISCUSSIONS SHOULD DISCLOSE IN REASONABLE DETAIL THE
MATERIAL FACTORS AND CONCLUSION WHICH FORMED THE BASIS OF THE BOARD'S DECISION TO APPROVE THE RELEVANT AGREEMENT. SEE ITEM 18.13 OF FORM N-2. IN PREPARING THE DISCLOSURE, PLEASE NOTE THAT THE INSTRUCTION TO ITEM 18.13 PROVIDES THAT CONCLUSORY STATEMENTS OR A LIST FACTORS WILL NOT BE CONSIDERED SUFFICIENT DISCLOSURE. THE INSTRUCTION ALSO STATES THAT THE DISCUSSION SHOULD RELATE THE FACTORS TO THE SPECIFIC CIRCUMSTANCES OF THE REGISTRANT AND THE RELEVANT AGREEMENTS. FOR GUIDANCE IN PREPARING YOUR DISCLOSURE, PLEASE SEE DISCLOSURE REGARDING APPROVAL OF INVESTMENT ADVISORY CONTRACTS BY DIRECTORS OF INVESTMENT, INVESTMENT COMPANY ACT RELEASE NO. 26486 (JUNE 23, 2004)(ADOPTED RULE THAT, AMONG OTHER THINGS, CLARIFIES EXISTING REQUIREMENTS).

         The Fund has complied with this comment by adding the requested disclosure.

19. PLEASE ADD DISCLOSURE TO THIS SECTION DISCUSSING THE FUND'S PROXY VOTING PROCEDURES. UNLESS THE FUND INVESTS EXCLUSIVELY IN NON-VOTING SECURITIES, THE POLICIES AND PROCEDURES THAT THE FUND USES TO DETERMINE HOW TO VOTE PROXIES RELATING TO PORTFOLIO SECURITIES MUST BE INCLUDED IN THE FORM N-2 FILING. THESE POLICIES AND PROCEDURES MUST INCLUDE THE PROCEDURES THE FUND USES WHEN A VOTE PRESENTS A CONFLICT BETWEEN THE INTERESTS OF THE FUND'S SHAREHOLDERS AND THOSE OF THE FUND'S INVESTMENT ADVISER, PRINCIPAL UNDERWRITER, OR ANY AFFILIATED PERSON. ANY POLICIES AND PROCEDURES OF THE FUND'S INVESTMENT ADVISER, OR ANY THIRD PARTY, THAT THE FUND USES, OR THAT ARE USED ON THE FUND'S BEHALF, TO DETERMINE HOW TO VOTE PROXIES RELATING PORTFOLIO SECURITIES MUST BE INCLUDED AS WELL. SEE ITEM 18.16 OF FORM N-2.

         The Fund has complied with this comment by included the Proxy Voting Policy of the Sub-Adviser, which have been approved by the Board of Trustees as the proxy voting procedures of the Fund.

GENERAL COMMENTS

20. WHERE A COMMENT IS MADE IN ONE LOCATION, IT IS APPLICABLE TO ALL SIMILAR DISCLOSURE APPEARING ELSEWHERE IN THE REGISTRATION STATEMENT.

         The Fund has complied with this comment by making consistent changes throughout the document.

21. WE NOTE THAT PORTIONS OF THE FILING ARE INCOMPLETE. WE MAY HAVE ADDITIONAL COMMENTS ON SUCH PORTIONS WHEN YOU COMPLETE THEM IN A PRE-EFFECTIVE AMENDMENT, ON DISCLOSURES MADE IN RESPONSE TO THIS LETTER, ON INFORMATION SUPPLIED SUPPLEMENTALLY, OR ON EXHIBITS IN ANY FURTHER PRE-EFFECTIVE AMENDMENT.

         The Fund is advised that additional comments on omitted disclosure items, information supplied supplementally or exhibits in any further pre-effective amendment may be provided, and the Fund will respond to any such additional comments when and if made.

22. IF THE FUND INTENDS TO RELY ON RULE 430A OF THE SECURITIES ACT OF 1933 TO OMIT CERTAIN INFORMATION FROM THE PROSPECTUS, PLEASE IDENTIFY THE OMITTED INFORMATION TO US SUPPLEMENTALLY.

         The Fund intends only to omit certain pricing information from any future Pre-Effective Amendment to the Registration Statement for which we will rely on Rule 430A. This would include the total number of shares sold, the total proceeds of the offering, the total sales loads paid and the allocation of shares sold among the several underwriters. This information will be omitted, as it will not be known at the time of filing. Per standard underwriting procedures, definitive "sizing" of the offering will take place within a day or two of the date the Registration Statement is declared effective. The Fund intends to file pursuant to Rule 497(h) a definitive prospectus and SAI containing any omitted information in compliance with the requirements of Rule 430A.

23. PLEASE ADVISE US IF YOU HAVE SUBMITTED OR EXPECT TO SUBMIT AN EXEMPTIVE APPLICATION OR NO-ACTION REQUEST IN CONNECTION WITH THE REGISTRATION STATEMENT.

         Although the Fund does not currently require exemptive relief to implement its distribution policy, on May 18, 2004, the Adviser and certain closed-end fund advised by the Adviser filed an "Application for an Order Pursuant to Section 6(c) of the 1940 Act for Exemption from Section 19(b) of the 1940 Act and Rule 19b-1 thereunder." The application requested that the exemptive relief sought apply to "each registered closed-end management investment company to be advised in the future" by the Adviser, and would therefore apply to the Fund.

24. PLEASE RESPOND TO THIS LETTER IN THE FORM OF A PRE-EFFECTIVE AMENDMENT FILED PURSUANT TO RULE 472 UNDER THE SECURITIES ACT OF 1933. YOU SHOULD PROVIDE A RESPONSE TO ALL COMMENTS. WHERE NO CHANGE IS MADE IN THE FILING IN RESPONSE TO A COMMENT, PLEASE SO INDICATE IN A SUPPLEMENTAL LETTER FOR THE INFORMATION OF THE STAFF AND STATE BRIEFLY THE BASIS FOR SUCH POSITION. PLEASE NOTE THE RULE 472 REQUIREMENT FOR COPIES MARKED TO SHOW CHANGES FROM THE PREVIOUS FILING.

         The Fund believes that these responses adequately address your comments in your letter dated November 9, 2004. As indicated above, the Fund anticipates filing Pre-Effective Amendment No. 1 to the Registration Statement on November 22, 2004.

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         Should you have any additional comments or concerns, please do not hesitate to contact me at (312) 407-0570.


                                   Sincerely,

                                   /S/ THOMAS A. HALE
                                   -----------------------------------
                                   Thomas A. Hale




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